COMMON SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended				1 Months Ended				12 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012	Oct. 31, 2012	Dec. 31, 2012 Common Stock China Contribution Plan	Dec. 31, 2011 Common Stock China Contribution Plan	Dec. 31, 2010 Common Stock China Contribution Plan	Dec. 31, 2010 Common Stock Share Incentive Plan	Feb. 29, 2008 Common Stock HiSoft Holdings	Jun. 30, 2007 Common Stock HiSoft Holdings	Feb. 29, 2008 Common Stock HiSoft Holdings Fair Value	Jun. 30, 2007 Common Stock HiSoft Holdings Fair Value	Dec. 31, 2010 Founders of the Group Common Stock	Dec. 31, 2004 Founders of the Group Common Stock	Dec. 31, 2010 IPO	Jun. 30, 2010 IPO Common Stock	Jun. 30, 2010 IPO Common Stock Certain selling shareholders	Jun. 30, 2010 IPO ADS	Jun. 30, 2010 IPO ADS Certain selling shareholders	Dec. 31, 2010 Follow-on offering	Dec. 31, 2010 Follow-on offering Common Stock	Dec. 31, 2010 Follow-on offering ADS
Common Shares
Number of shares issued															4,642,176		8,717,971	1,362,183	8,717,971	1,362,183		681,091	681,091
Par value of common stock issued (in dollars per share)	$ 0.00139482	$ 0.00139482													$ 0.00139482
Cash received from share subscription receivables			$ 1											$ 1
Subscription receivable														1
Number of common shares issued to Tianhai										286,469	1,114,983
Fair value of common shares issued to Tianhai (in dollars per share)												$ 3.92	$ 1.81
Number of ordinary shares represented by each American Depository Share				1	19														1
Proceeds from sale of stock, net of offering costs																			62,332				12,298
Issuance costs upon initial public offering																$ 8,633			$ 10,284		$ 9		$ 702
Conversion of preferred shares upon initial public offering (in shares)																	22,130,399
Number of common shares that were issued in connection with the exercise of option and vesting of nonvested shares previously granted									226,256
Issuance of common shares for share-based compensation	2,150,814	1,075,406				2,150,814	1,075,406	2,070,467